Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 327	$ 420	$ 417	$ 473
Short-term investments and deposits	115	172
Other receivables	258	363
Other non-current asset	261	239
Short term debt	(384)	(858)
Trade payables	(1,002)	(912)
Other current liabilities	(879)	(783)
Long term debt and debentures	(1,909)	(1,829)
Other non- current liabilities	(55)	(56)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	12	43
Foreign currency and interest derivative instruments designated as cash flow hedge	4	10
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	3	1
Other non-current asset	0	0
Total financial assets	19	54
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	19	54
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	327	420
Short-term investments and deposits	115	172
Trade receivables	1,260	1,376
Other receivables	33	94
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	20	22
Total financial assets	1,755	2,084
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	1,755	2,084
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	(11)	(4)
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	(3)	(3)
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	(4)	(7)
Other non- current liabilities	0	0
Total financial liabilities	(18)	(14)
Total financial instruments, net	(18)	(14)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	(384)	(858)
Trade payables	(1,002)	(912)
Other current liabilities	(156)	(180)
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	(1,909)	(1,829)
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	(41)	(41)
Total financial liabilities	(3,492)	(3,820)
Total financial instruments, net	$ (3,492)	$ (3,820)